March 22, 2000

                         THE DREYFUS/LAUREL FUNDS TRUST
                       DREYFUS PREMIER MANAGED INCOME FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 1999


      THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/TRUST," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS:"

      Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

             ----------------------------------------

      THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE TRUST:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable
      Fixed Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

                ----------------------------------

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT ARRANGEMENTS - THE DISTRIBUTOR:"

      Disclosure of the amounts retained by "the Distributor" on the sale of shares of the Fund refers to amounts retained by Premier Mutual Fund Services, Inc. ("Premier"), the Fund's distributor prior to March 22, 2000. No information is provided for DSC, as it was not the Fund's distributor as of the Fund's last fiscal year end.

                   ----------------------------

      THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION AND SERVICE PLANS:"

      Coincident with the transfer of distribution responsibilities from Premier to DSC, the Company's Board adopted amendments to the Fund's Distribution Plan, with respect to Class A shares (the "Class A Plan"), and Service Plan, with respect to Class B and Class C shares (the "Service Plan") (together with the Class A Plan, the "Plans"), to remove the inconsistency of the Plans' reference to both DSC and the "Distributor" in the alternative, and to make other non-material changes to update the Plans. The Class A Plan also was amended to expressly provide that Mellon Bank, N.A. and other affiliates may be paid directly under the Class A Plan for shareholder services they provide. There was no change to the amount payable under the Plans or to any other material terms of the Plans. The amended Class A Plan provides that Mellon Bank, N.A. and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and shareholder servicing services. The amended Service Plan provides that DSC, and/or any of its affiliates, are entitled to payment for providing certain services to shareholders of the Fund. There were no changes made to the Fund's Distribution Plan with respect to its Class B and Class C shares.



                                          March 22, 2000

                         THE DREYFUS/LAUREL FUNDS TRUST
                  DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999


      THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/TRUST," "MANAGEMENT OF THE TRUST" AND "MANAGEMENT ARRANGEMENTS:"

      Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                ----------------------------------


      The following information replaces the information contained in the section of the SAI entitled "Management of the Fund - Officers of the Trust:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

 The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

            ------------------------------------------

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT ARRANGEMENTS - THE DISTRIBUTOR:"

      Disclosure of the amounts retained by "the Distributor" on the sale of shares of the Fund refers to amounts retained by Premier Mutual Fund Services, Inc. ("Premier"), the Fund's distributor prior to March 22, 2000. No information is provided for DSC, as it was not the Fund's distributor as of the Fund's last fiscal year end.

              --------------------------------------


      THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION AND SERVICE PLANS:"

      Coincident with the transfer of distribution responsibilities from Premier to DSC, the Company's Board adopted amendments to the Fund's Distribution Plan, with respect to Class A shares (the "Class A Plan"), and Service Plan, with respect to Class B and Class C shares (the "Service Plan") (together with the Class A Plan, the "Plans"), to remove the inconsistency of the Plans' reference to both DSC and the "Distributor" in the alternative, and to make other non-material changes to update the Plans. The Class A Plan also was amended to expressly provide that Mellon Bank, N.A. and other affiliates may be paid directly under the Class A Plan for shareholder services they provide. There was no change to the amount payable under the Plans or to any other material terms of the Plans. The amended Class A Plan provides that Mellon Bank, N.A. and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and shareholder servicing services. The amended Service Plan provides that DSC, and/or any of its affiliates, are entitled to payment for providing certain services to shareholders of the Fund. There were no changes made to the Fund's Distribution Plan with respect to its Class B and Class C shares.



                                               March 22, 2000

                         THE DREYFUS/LAUREL FUNDS TRUST
                         DREYFUS PREMIER CORE VALUE FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                 AUGUST 16, 1999


      THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/TRUST," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS:"

      Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

              ---------------------------------------

      The following information replaces the information contained in the section of the SAI entitled "Management of the Fund - Officers of the Trust:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund
      Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and
      Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 41 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

                 ---------------------------------

           THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT ARRANGEMENTS - THE DISTRIBUTOR:"

      Disclosure of the amounts retained by "the Distributor" on the sale of shares of the Fund refers to amounts retained by Premier Mutual Fund Services, Inc. ("Premier"), the Fund's distributor prior to March 22, 2000. No information is provided for DSC, as it was not the Fund's distributor as of the Fund's last fiscal year end.

                    ---------------------------------


      The clause "Pursuant to an agreement with the Distributor" hereby is deleted in the following sections of the SAI: (i) the third sentence of the third paragraph of the section of the SAI entitled "Purchase of Shares- Class A Shares;" (ii) the third sentence of the second paragraph of the section entitled "Purchase of Shares- Class T Shares;" and (iii) the first sentence of the section entitled "Purchase of Shares - Class B and Class C Shares."

                   ----------------------------------

      THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION AND SERVICE PLANS:"

     Coincident with the transfer of distribution responsibilities from Premier to DSC, the Company's Board adopted amendments to the Fund's Distribution Plan, with respect to Class A and Institutional shares (the "Distribution Plan"), and Service Plan, with respect to Class B, Class C and Class T shares (the "Service Plan") (together with the Distribution Plan, the "Plans"), to remove the inconsistency of the Plans' reference to both DSC and the "Distributor" in the alternative and to make other non-material changes to update the Plans. The Distribution Plan also was amended to expressly provide that Mellon Bank, N.A. and other affiliates may be paid directly under the Distribution Plan for shareholder services they provide. There was no change to the amount payable under the Plans or to any other material terms of the Plans. The amended Distribution Plan provides that Mellon Bank, N.A. and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and shareholder servicing services. The amended Service Plan provides that DSC, and/or any of its affiliates, are entitled to payment for providing certain services to shareholders of the Fund. There were no changes made to the Fund's Distribution Plans with respect to its Class B, Class C and Class T shares.